Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,812,000
Previously Paid Amount	0.00
Total Fee Amount	1,078.84
Total Offset Amount	0.00
Net Fee	1,078.84
Narrative - Max Aggregate Offering Price	$ 7,812,000
Final Prospectus	true